Share Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 15, 2021 shares $ / shares	Jan. 15, 2021 shares Director	Dec. 31, 2021 USD ($) yr shares $ / shares	Dec. 31, 2020 USD ($) yr shares $ / shares	Dec. 31, 2019 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr			10
Number of share options, forfeited | shares			92,112	44,221
Stock split description			On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Description of merger subdivision conversion			In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1.
Number of founder directors | Director		3
Number of options, granted | shares			26,557,293	3,073,940
Number of options, exercised | shares			104,200	15,920
Weighted-average exercise price, exercised			$ 1.00	$ 2.56
Weighted average contractual life			6 years 7 months 17 days	6 years 5 months 19 days
Employee based Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, forfeited | shares			6,773,837
Founder Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	two year
Number of options, granted | shares	2,819,577	5,235,851
Exercise price	$ 17.05
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			1 year
Expected life of share option (years) | yr				2
Exercise price				$ 1,793
Exercise price, options outstanding			$ 0.2	$ 0.2
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			4 years
Expected life of share option (years) | yr				2.5
Exercise price				$ 3,861
Exercise price, options outstanding			$ 17.05	$ 10.91
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 2,406	$ 1,890	$ 2,523
Selling, Marketing and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 31,503	$ 1,301	$ 1,447